Organization, Consolidation and Presentation of Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net (in thousands)

	March 31, 2022	December 31, 2021
Computer equipment	$2,129	$1,998
Lab equipment	14,843	13,940
Motor vehicles	31	31
Furniture and fixtures	315	315
Leasehold improvements	1,230	1,230
Assets under construction	30	—
Total property and equipment	$18,578	$17,514
Less: accumulated depreciation	(10,171)	(9,088)
Total property and equipment, net	$8,407	$8,426

Computer equipment	3 years
Lab equipment	3 years
Furnitures and fixtures	4 years
Leasehold improvements	Shorter of the lease term and the useful life
Property and equipment, net (in thousands):

	December 31,
	2021	2020
Computer equipment	$1,998	$1,218
Lab equipment	13,940	7,607
Motor vehicles	31	31
Furniture and fixtures	315	265
Leasehold improvements	1,230	704
Assets under construction	—	27
Total property and equipment	$17,514	$9,852
Less: accumulated depreciation	(9,088)	(5,802)
Total property and equipment, net	$8,426	$4,050